                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                     10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

       PRINCIPAL
       AMOUNT IN                                                                            COUPON      MATURITY
       THOUSANDS                                                                             RATE          DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                     TAX-EXEMPT MUNICIPAL BONDS (97.7%)
                     General Obligation  (14.4%)
            $3,150   La Mesa-Spring Valley School District, California, 2005 Refg (FGIC)     5.00%       08/01/18      $3,399,952
             1,000   Jefferson County School District No R-1, Colorado, Ser 2004 (FSA)       5.00        12/15/15       1,086,180
             1,000   Pueblo School District No 60, Colorado, Ser 2002 (FSA)                  5.375       12/15/14       1,103,080
             2,000   Sussex County, Delaware, Ser 2003 (Ambac)                               5.00        10/15/11       2,154,640
             1,500   Evanston, Illinios, Ser 2005                                            5.00        12/01/18       1,600,695
                     Du Page County Community Unit School District No 200, Illinois,
             1,600      Wheaton Warrenville Ser 2003 C (FSA)                                 5.25        10/01/14       1,748,256
             1,465      Wheaton Warrenville Ser 2003 C (FSA)                                 5.25        10/01/15       1,601,260
             1,000   Massachusetts, Ser 2001 D (MBIA)                                        6.00        11/01/13       1,150,170
             3,000   Jackson County Reorganized School District No 4, Missouri, Ser 2005     5.00        03/01/17       3,149,850
                        (FSA)

                     New York City, New York,

             1,000      2003 Ser C (FSA)                                                     5.25        08/01/11       1,084,900
             3,000      2005 Ser H                                                           5.00        08/01/15       3,196,560
             2,000   Bellevue School District No 405, Washington, Ser 2002 (FGIC)            5.00        12/01/15       2,148,660
             2,030   North Kitsap School District No 400, Washington, Refg Ser 2005          5.125       12/01/18       2,201,393
                        (FSA)
             2,000   Spokane School District No 81, Washington, Ser 2003 (FSA)               5.25        12/01/13       2,186,980
             -----                                                                                                     ---------
            25,745                                                                                                     27,812,576
            ------                                                                                                     ----------

                     Educational Facilities Revenue  (11.2%)
             1,000   University of Arizona, Ser 2005 B COPs (Ambac)                          5.00        06/01/20       1,062,870
             2,000   Miami-Dade County Educational Facilities Authority, Florida,            5.00        04/01/16       2,150,200
                        University of Miami Ser 2004 A (Ambac)
             1,500   University of Central Florida, UCF Convocation Corp Ser 2005 A          5.00        10/01/17       1,613,160
                        COPs (FGIC)

             3,000   University of Illinois, Ser 2003 COPs (Ambac)                           5.00        10/01/14       3,229,860
             1,000   Purdue University, Indiana, Student Facilities Ser 2003 A               5.375       07/01/14       1,097,530
             2,000   University of Maine, Ser 2002 (FSA)                                     5.375       03/01/12       2,203,100
             1,000   New Jersey Educational Facilities Authority, Rowan University           5.25        07/01/14       1,094,910
                        Ser 2003 I (FGIC)

             1,500   New York State Dormitory Authority, New York, Columbia                  5.00        07/01/29       1,536,600
                        University Ser 2004 C (Mandatory Tender 07/01/07)

             1,000   Pennsylvania State University, Refg Ser 2002                            5.25        08/15/13       1,101,420
             1,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore                  5.25        09/15/14       1,091,650
                        College Ser 2002

               490   Chattanooga Health, Educational and Housing Facilities Board,           5.00        10/01/15         500,780
                        Tennessee, University of Tennesse Chattanooga Refg Ser 2005 A

             1,000   Southwest Higher Education Authority, Texas, Southern Methodist         5.50        10/01/13       1,108,010
                        University Ser 2002 (Ambac)
             2,000   Texas Tech University, Refg & Impr Ser 2003 (Ambac)                     5.25        02/15/15       2,180,380
             1,500   University of Texas, Ser 2004 D                                         5.25        08/15/13       1,650,045
             -----                                                                                                      ---------

            19,990                                                                                                     21,620,515
            ------                                                                                                     ----------

                     Electric Revenue  (11.2%)
             1,000   Arizona Power Authority, Hoover Uprating Refg Ser 2001A                 5.25        10/01/16       1,107,570
                    California Department of Water Resources,
             1,000      Power Supply Ser 2002 A (MBIA)                                       5.50        05/01/13       1,114,590
             2,000      Power Supply Ser 2002 A (Ambac)                                      5.50        05/01/14       2,224,740
             2,000   Jacksonville Electric Authority, Florida, St Johns River Power Park     5.25        10/01/13       2,147,720
                        Refg Issue 2 Ser 17

             2,000   Municipal Electric Authority of Georgia, Combustion Turbine             5.25        11/01/14       2,177,700
                        Ser 2002 A (MBIA)

             2,000   Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)        5.25        01/01/12       2,177,280
             2,000   Southern Minnesota Municipal Agency, Power Ser 2002 A (Ambac)           5.00        01/01/12       2,152,740
             1,000   Long Island Power Authority, New York, Ser 1998 B (MBIA)                5.125       04/01/11       1,045,540
             3,000   Ohio Municipal Electric Generation Agency, American Municipal           5.00        02/15/16       3,219,360
                        Power-Ohio Inc Refg 2004 (Ambac)
             1,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)          5.25        01/01/15       1,086,500

             1,000   Memphis, Tennesse, Jr Lien Refg Ser 2002                                5.00        12/01/10       1,066,290
             1,000   Lower Colorado River Authority, Texas, LCRA Services Corp Refg          5.00        05/15/19       1,050,010
                        Ser 2004 (FGIC)

             1,000   Seattle, Washington, Municipal Light & Power Refg Ser 2001              5.625       12/01/14       1,069,810
             -----                                                                                                      ---------
            20,000                                                                                                     21,639,850
            ------                                                                                                     ----------

                     Hospital Revenue  (8.0%)
             1,250   University of Arkansas, UAMS Campus Ser 2004 A (MBIA)                   5.00        11/01/12       1,354,763
             1,000   Washington County, Arkansas, Washington Regional Medical                5.00        02/01/19       1,029,020
                        Center Ser 2005 B

             2,000   California Health Facilities Financing Authority, Cedars-Sinai          5.00        11/15/19       2,096,000
                        Medical Center Refg Ser 2005
             1,825   California Statewide Communities Development Authority,                 5.00        03/01/19       1,893,529
                        Adventist Health West Ser 2005 A
             1,470   Loma Linda University Medical Center, California, Ser A                 5.00        12/01/17       1,526,683
             1,000   Alachua County Health Facilities Authority, Florida, Shands             6.25        12/01/11       1,132,080
                        Teaching Hospital & Clinics Ser 1996 A (MBIA)

             2,500   Indiana Health Facilities Financing Authority, Community Hospitals      5.00        05/01/20       2,653,000
                        Ser 2005 A (Ambac)

             1,000   Maryland Health & Higher Educational Facilities Authority,              5.25        08/15/12       1,056,040
                        Medlantic/Helix Ser 1998 A (FSA)

             2,500   Franklin County, Ohio, Trinity Health Credit Ser A                      5.00        06/01/17       2,656,174
             -----                                                                                                      ---------
            14,545                                                                                                     15,397,289
            ------                                                                                                     ----------

                     Industrial Development/Pollution Control Revenue  (6.8%)
             1,000   California Pollution Control Financing Authority, San Diego Gas &       5.90        06/01/14       1,144,880
                        Electric Co 1996 Ser A
             1,000   Tobacco Securitization Authority, California, Asset-Backed Ser A-1      4.75        06/01/23         991,190
             3,000   Clark County Pollution Control Financing Authority, Nevada,             3.25        06/01/31       2,922,240
                        Southern California Edison Co 2000 Ser C (AMT) (Mandatory
                        Tender 03/02/09)
             2,000   New York City Industrial Development Agency Special Facility,           5.00        01/01/10       2,066,940
                        New York, Terminal One Group Association (AMT)
             1,000   Westchester Tobacco Asset Securitization Corporation, New York,         5.00        06/01/26         980,520
                        Ser 2005

             1,725   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B          5.75        05/01/30       1,845,440
                        (AMT) (Mandatory Tender 11/01/11)

             2,000   Chesterfield County Industrial Development Authority, Virginia,         5.50        10/01/09       2,052,400
                        Virginia Electric & Power Co Ser 1985
             1,000   Tobacco Settlement Financing Corporation, Virginia, Asset Backed        5.25        06/01/19       1,019,680
             -----      Ser 2005                                                                                        ---------

            12,725                                                                                                     13,023,290
            ------                                                                                                     ----------

                     Mortgage Revenue - Single Family  (0.5%)
             1,000   Virginia Housing Development Authority, 2001 Ser J (MBIA)               4.75        01/01/12       1,039,720
             -----                                                                                                      ---------

                     Public Facilities Revenue  (13.0%)
                     Jefferson County, Alabama,
             1,580      School Ser 2004 A                                                    5.25        01/01/11       1,690,916
             2,000      School Ser 2004 A                                                    5.25        01/01/15       2,158,400
             2,000   Val Verde Unified School District, California, Ser 2005 B COPs          5.00        01/01/23       2,093,720
             3,000   Manatee County School District, Florida, Sales Tax Ser 2003             5.00        10/01/15       3,243,390
                        (Ambac)
             2,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)            5.25        08/01/14       2,179,700
               595   Kentucky Property & Buildings Commission, Project # 69 Ser A            5.25        08/01/15         641,886
                        (FSA)

             2,000   Kansas City School District, Missouri, Elementary School                5.00        02/01/14       2,161,620
                        Refg Ser 2003 B (FGIC)
             1,000   Missouri Board of Public Buildings, Ser A 2003                          5.50        10/15/13       1,121,760
             2,000   New Jersey Economic Development Authority, School Facilities            5.00        09/01/17       2,159,800
                        Construction Refg 2005 Ser N-1 (Ambac) +

             3,000   Erie County Industrial Development Agency, New York, School             5.75        05/01/14       3,383,370
                        District of Buffalo Ser 2003 (FSA)
             1,000   New York State Urban Development Corporation, Correctional &            5.25        01/01/21       1,045,610
                        Youth Facilities Refg Ser 2003 A (Mandatory Tender 01/01/09)

             1,000   Ohio Building Authority, Highway Safety Building 2001 Ser A             5.50        10/01/15       1,095,260
             2,000   Oregon Department of Administrative Services, State Lottery             5.00        04/01/15       2,167,060
             -----      Refg Ser 2004 A (FSA)                                                                           ---------

            23,175                                                                                                     25,142,492
            ------                                                                                                     ----------

                     Recreational Facilities Revenue  (0.9%)
             1,575   Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)                            5.00        09/30/13       1,699,110
             -----                                                                                                      ---------

                     Resource Recovery Revenue  (3.9%)
             3,000   Northeast Maryland Waste Disposal Authority, Montgomery County          5.50        04/01/12       3,251,760
                        Refg Ser 2003 (AMT)  (Ambac)

             1,000   Massachusetts Development Finance Agency, SEMASS Ser 2001 A             5.625       01/01/12       1,100,230
                        (MBIA)

             3,000   Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA) (Mandatory         5.00        12/01/33       3,206,640
             -----      Tender 10/01/13)                                                                                ---------

             7,000                                                                                                      7,558,630
             -----                                                                                                      ---------

                     Retirement & Life Care Facilities Revenue  (1.1%)
             2,000   Glendale Industrial Development Authority, Arizona, John C Lincoln      5.25        12/01/22       2,080,700
             -----      Health Ser 2005 B                                                                               ---------

                     Tax Allocation Revenue  (4.3%)
             3,000   Burbank Public Financing Authority, California, 2003 Ser A (Ambac)      5.25        12/01/14       3,296,490
             1,800   Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1          5.25        03/01/15       1,818,792
             3,000   Unified Government of Wyandotte County/Kansas City, Kansas,             4.75        12/01/16       3,084,780
             -----      Area B Refg Ser 2005                                                                            ---------

             7,800                                                                                                      8,200,062
             -----                                                                                                      ---------

                     Transportation Facilities Revenue  (11.3%)
             1,000   Alaska Internationall Airports, Ser 2002 B (Ambac)                      5.75        10/01/13       1,115,430
             2,800   Orange County Transportation Authority, California, Toll Road           5.25        08/15/14       3,084,564
                        Refg Ser 2003 A (Ambac)

             2,000   Colorado Department of Transportation, Refg Ser 2002 B (MBIA)           5.00        06/15/11       2,146,720
             1,000   Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)      5.75        10/01/11       1,092,020
             2,000   Miami-Dade County Aviation, Florida, Miami Int'l Airport Ser 2003 D     5.00        10/01/12       2,121,460
                        (AMT) (MBIA)

             1,055   Southwestern Development Authority, Illinois, Tri-City Regional Port    4.90        07/01/14       1,053,112
                        District Refg Ser 2003 A (AMT)

             2,000   Maryland Department of Transportation, Ser 2003                         5.25        12/15/14       2,229,340
             1,000   Minneapolis & St. Paul, Metropolitan Airports Commission,               5.00        01/01/20       1,062,150
                        Minnesota, Ser 2005 B (AMT) (Ambac)

             1,000   Missouri Highways & Transportation Commission, Ser A 2000               5.625      02/01/15        1,093,270
             1,100   St Louis , Missouri, Lambert-St Louis Int'l Airport Ser 2003 A (FSA)    5.25       07/01/12        1,199,407
             1,000   Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT)                5.00        07/01/13       1,055,310
                        (Ambac)

             1,750   New Hampshire, Turnpike Refg Ser 2003 (Ambac)                           5.00        02/01/16       1,871,135
             1,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A              5.25        01/01/14       1,082,470
             1,500   Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)              5.25        07/15/13       1,652,070
             -----                                                                                                      ---------
            20,205                                                                                                     21,858,458
            ------                                                                                                     ----------

                     Water & Sewer Revenue  (7.8%)
             2,000   Arizona Water Infrastructure Finance Authority, Water Quality           5.00        10/01/17       2,155,540
                        Refg Ser 2004 A

             1,500   Indian Trace Development District, Florida, Water Mgmt                  5.00        05/01/20       1,619,220
                        Refg Ser 2005 (MBIA)

             1,500   Clayton County Water Authority, Georgia, Refg Ser 2003                  5.25        05/01/14       1,657,695
             1,000   Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)           5.25        07/01/13       1,066,590
             2,000   Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003            5.00        12/01/14       2,161,320
                        (FGIC)

             3,000   Portland, Oregon, Sewer Refg 2004 Ser B (FSA)                           5.00        06/01/17       3,249,840
             1,000   Houston, Texas, Combined Utility First Lien Refg Ser 2004 A             5.25        05/15/10       1,071,130
                        (MBIA)
             2,000   West Harris County Regional Water Authority, Texas, Ser 2005            5.00        12/15/17       2,140,900
             -----      (FSA)                                                                                           ---------

            14,000                                                                                                     15,122,235
            ------                                                                                                     ----------

                     Other Revenue  (3.3%)
             2,000   Golden State Tobacco Securitization Corporation, California,            5.00        06/01/21       2,101,000
                        Ser 2005 A (Ambac)

             1,000   New Jersey Economic Development Authority, Cigarette Tax                5.00        06/15/12       1,068,080
                        Ser 2004 (FGIC)
             3,000   Tobacco Settlement Financing Corporation, New York, State               5.50        06/01/15       3,216,300
             -----       Contingency Ser 2003 B                                                                         ---------

             6,000                                                                                                      6,385,380
             -----                                                                                                      ---------
           175,760   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $186,749,018)                                             188,580,307
           -------                                                                                                    -----------

                     SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATION  (1.5%)
             2,800   Philadelphia Hospitals & Higher Education Facilities Authority,
                        Children's Hospital of Philadelphia Ser 2002 A (Demand               3.70*       07/01/22       2,800,000
                        01/03/06) (cost $2,800,000)                                                                     ---------

          $178,560   TOTAL INVESTMENTS (Cost $189,549,018) (a) (b)                           99.2%                    191,380,307
          ========

                     OTHER ASSETS IN EXCESS OF LIABILITIES                                    0.8                       1,560,991
                                                                                             ----                       ---------
                     NET ASSETS                                                             100.0%                   $192,941,298
                                                                                            =====                     ===========

----------------------------------------
         AMT         Alternative Minimum Tax.
        COPs         Certificates of Participation.
          +          A portion of this security has been physically segregated
                     in connection with open futures contracts in the
                     amount of $262,500.
          *          Current coupon of variable rate demand obligation.
         (a)         Securities have been designated as collateral in an amount equal to $53,481,640 in connection with open futures
                     contracts.
         (b)         The aggregate cost for federal income tax purposes
                     approximates the aggregate cost for book purposes. The
                     aggregate gross unrealized appreciation is $2,416,878 and
                     the aggregate gross unrealized depreciation is $584,130,
                     resulting in net unrealized appreciation of $1,832,748.

    Bond Insurance:
    ---------------
        Ambac        Ambac Assurance Corporation.
        FGIC         Financial Guaranty Insurance Company.
         FSA         Financial Security Assurance Inc.
        MBIA         Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2005:

                                                   DESCRIPTION,
          NUMBER OF                               DELIVERY MONTH             UNDERLYING FACE           UNREALIZED
          CONTRACTS         LONG/SHORT               AND YEAR                AMOUNT AT VALUE          DEPRECIATION
      ------------------- ---------------- ----------------------------- ------------------------- --------------------

             250               Short         U.S. Treasury Notes 5 Yr

                                                    March 2006                $(26,585,938)             $(61,235)

             250               Short        U.S. Treasury Notes 10 Yr

                                                    March 2006                 (27,351,562)             (133,500)
                                                                                                   --------------------
                                                  Total Unrealized Depreciation ............           $(194,735)
                                                                                                   ====================

                        Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama                                                       2.0%
Alaska                                                        0.6
Arizona                                                       3.3
Arkansas                                                      1.2
California                                                   12.9
Colorado                                                      2.2
Delaware                                                      1.1
Florida                                                       9.0
Georgia                                                       2.0
Hawaii                                                        0.6
Illinois                                                      5.7
Indiana                                                       1.9
Kansas                                                        1.6
Kentucky                                                      0.3
Maine                                                         1.1
Maryland                                                      3.4
Massachusetts                                                 1.2
Michigan                                                      2.0
Minnesota                                                     1.7
Missouri                                                      4.5
Nevada                                                        2.1
New Hampshire                                                 1.0
New Jersey                                                    3.4
New York                                                      9.7
Ohio                                                          3.6
Oregon                                                        2.8
Pennsylvania                                                  4.3
South Carolina                                                0.6
Tennessee                                                     0.8
Texas                                                         5.7
Virginia                                                      3.0
Washington                                                    3.9
                                                              ---
Total+                                                        99.2%
                                                              =====

-----------
+   Does not include open short futures contracts with an underlying face amount of $53,937,500, with unrealized depreciation of $194,735.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2006
                                        /s/ Ronald E. Robison
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2006
                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

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